Share-based payments - Summary of Warrants Granted (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary share per warrant	27	27